LEASES - Statement of Income impact of leases (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Financial interest	$ 118,600	$ 121,946
Expenses depreciation	211,910	177,709
Payments of penalties	247	363
Effect of changes in foreign exchange rate	(375)	207
Short-term leases	2,351	1,828
Leases for which the underlying asset is of low value	7,842	6,843
Variable payments	679
Difference in accrued interest	8,246	5,612
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Financial interest	117,680	119,951
Expenses depreciation	183,452	155,246
Payments of penalties	247	363
Effect of changes in foreign exchange rate	(375)	207
Short-term leases	1,809	1,729
Leases for which the underlying asset is of low value	2,992	2,287
Variable payments	679
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Financial interest	263	63
Expenses depreciation	10,129	4,645
Short-term leases		89
Leases for which the underlying asset is of low value	24	34
Technological equipment
Disclosure of quantitative information about right-of-use assets [line items]
Financial interest	499	1,766
Expenses depreciation	17,338	16,833
Short-term leases		10
Leases for which the underlying asset is of low value	820	1,282
Furniture and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Financial interest	158	166
Expenses depreciation	991	985
Short-term leases	542
Leases for which the underlying asset is of low value	$ 4,006	$ 3,240